Notes Payable and Other Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Notes Payable and Other Long-Term Debt

Notes payable and other long-term debt consist of the following:

	September 30, 2013	June 30, 2013
Notes Payable – Caltius	$8,000,000	$10,000,000
Less: Original Issue Discount (net)	(849,412)	(899,700)
Less: Debt Issuance Costs (net)	(460,785)	(488,065)

Total Caltius Senior Subordinated Notes (net)	6,689,803	8,612,235
Notes Payable to former shareholders of DBA	767,091	767,091
Long-Term Credit Facility	17,049,612	8,601,189

Total notes payable and other long-term debt	24,506,506	17,980,515
Less: Current portion	(767,091)	(767,091)

Total notes payable and other long-term debt	$23,739,415	$17,213,424

Notes payable and other long-term debt consist of the following:

	June 30, 2013	June 30, 2012
Notes Payable – Caltius	$10,000,000	$10,000,000
Less: Original Issue Discount, net	(899,700)	(1,081,739)
Less: Debt Issuance Costs, net	(488,065)	(586,816)

Total Caltius Senior Subordinated Notes, net	8,612,235	8,331,445
Notes Payable – DBA shareholders	767,091	1,534,183
Long-Term Credit Facility	8,601,189	7,159,159

Total notes payable and other long-term debt	17,980,515	17,024,787
Less: Current portion	(767,091)	(767,092)

Total notes payable and other long-term debt	$17,213,424	$16,257,695

Schedule of Maturities of Long-Term Debt

Future maturities of notes payable and other long-term debt for the fiscal years ending June 30 and thereafter are as follows:

2014 (remaining portion)	$767,091
2015	—
2016	17,049,612
2017	8,000,000

$25,816,703

Future maturities of notes payable and other long-term debt for the years ending June 30 are as follows, without giving consideration to the refinancing of the Long-Term Credit Facility:

2014	$767,091
2015	8,601,189
2016	—
2017	10,000,000

$19,368,280